Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [Abstract]
Schedule of Third Party Notes Payable
Third-party notes payable consist of the following (in millions):

	Successor	Predecessor
	December 31, 2021	June 30, 2021	June 30, 2020
2021 Credit Agreement	$828.3	$—	$—
2019 Credit Facility – first lien term loan	—	906.4	682.1
NRG Loan	—	—	5.8
JLG Note Payable	—	0.3	0.2
Canadian Financial Institution	1.2	1.2	1.2
Other	2.3	0.8	—
Draw on revolving line of credit	—	—	35.0

Total third-party borrowings	831.8	908.7	724.3

	Successor	Predecessor
	December 31, 2021	June 30, 2021	June 30, 2020
Less: notes payable to third-parties, current	$(3.9)	$(6.4)	$(41.1)
Less: deferred financing costs	(21.1)	(16.6)	(13.4)

Notes payable to third-parties, non-current	$806.8	$885.7	$669.8

Schedule of Contractual Principal Payments
At December 31, 2021, contractual principal payments of total third-party borrowings are as follows (in millions):

Fiscal year ending December 31:
2022	$7.1
2023	8.4
2024	8.3
2025	8.2
2026	9.6
Thereafter	790.2

Gross Payments	831.8
Unamortized debt issuance costs	(21.1)

Total third-party borrowings, net of debt issuance costs	$810.7

Schedule of Notes Payable to Related Parties
Notes payable to related parties consists of the following (in millions):

	Successor	Predecessor
	December 31, 2021	June 30, 2021	June 30, 2020
Shareholder Notes	$—	$1,166.8	$983.7
Management Notes	—	3.7	3.4

Notes payable to related parties	$—	$1,170.5	$987.1